FORM 5500, SCHEDULE H, LINE 4(a) - SCHEDULE OF DELINQUENT PARTICIPANT CONTRIBUTIONS (Details) - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Participant Contributions Transferred Late to Plan		$ 7,583
Contributions Not Corrected	$ 253
Contributions Corrected Outside VFCP	7,330
Contributions Pending Correction in VFCP	0
Total Fully Corrected Under VFCP and PTE 2002-51	0
Remitted amount		253
Remitted outside VFCP amount	$ 1,703	$ 5,627